UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment {  }; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Academy Capital Management, Inc.
Address:  500 North Valley Mills Drive
          Suite 208
          Waco, Texas  76710

13F File Number:  28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terry Joel Adam
Title:    President
Phone:    254-751-0555

      Terry Joel Adam       Waco, Texas       May 14, 1999

Report Type (Check only one.):

[X ]      13F Holdings Report.
[  ]      13F Notice.
[  ]      13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:    $15,632

List of Other Included Managers:

           None


                                                     FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  SH/ PUT/ INVST   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRT   MGRS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- --- ---- ------- ----- -------- -------- --------

ATT                            COMMON   001957109      202     2,540  SH      SOLE            2,540
AGRIOBIOTECH, INC.             COMMON   008494106       76    12,300  SH      SOLE           12,300
AMERUS LIFE HOLDINGS, INC.     CLASS A  030732101      743    30,987  SH      SOLE           30,987
BELL MICROPRODUCTS, INC.       CLASS A  078137106      370    61,170  SH      SOLE           61,170
BLOCK DRUG, INC.               CLASS A  093644102    2,215    54,025  SH      SOLE           54,025
DILLARD DEPARTMENT STORES, IN  CLASS A  254063100      536    21,150  SH      SOLE           21,150
FRANKLIN COVEY CO.             COMMON   353469109      316    35,200  SH      SOLE           35,200
LAIDLAW, INC.                  COMMON   50730K503      241    41,600  SH      SOLE           41,600
LONE STAR STEAKHOUSE & SALOON  COMMON   542307103      690    67,350  SH      SOLE           67,350
LUBY'S CAFETERIAS, INC.        COMMON   549282101    1,217    72,150  SH      SOLE           72,150
MILLENIUM CHEMICALS, INC.      COMMON   599903101      633    31,897  SH      SOLE           31,897
NATIONAL AUTO CREDIT CENTER, I COMMON   632900106    1,725 1,500,745  SH      SOLE       1 ,500,745
NOVACARE CORPORATION           COMMON   669930109      806   460,947  SH      SOLE          460,947
OLSTEN COPORATION              COMMON   681385100    1,398   226,096  SH      SOLE          226,096
PERMIAN BASIN ROYALTY TRUST    COMMON   714236106       58    13,024  SH      SOLE           13,024
PHILIP MORRIS CO., INC.        COMMON   718154107      350     9,950  SH      SOLE            9,950
SAN JUAN BASIN ROYALTY         COMMON   798241105       89    13,274  SH      SOLE           13,274
UST, INC.                      COMMON   902911106    1,357    51,975  SH      SOLE           51,975
ULTRAK, INC.                   COMMON   903898401      735   125,200  SH      SOLE          125,200
WATTS INDUSTRIES               COMMON   942749102    1,875   138,250  SH      SOLE          138,250